Property, equipment and software, net	12 Months Ended
Dec. 31, 2024
Property, equipment and software, net
Property, equipment and software, net
9.	Property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2023	2024
	(RMB in millions)

Land, building and building improvement	56,445	70,977
Logistics, warehouse and other heavy equipment	16,653	18,061
Vehicles	7,268	8,981
Leasehold improvement	5,117	5,895
Electronic equipment	2,644	2,947
Software	1,049	1,072
Office equipment	696	757

Total	89,872	108,690
Less: accumulated depreciation and impairment	(19,837)	(25,953)

Net carrying amount	70,035	82,737

Depreciation expenses were RMB5,295 million, RMB6,088 million and RMB6,958 million for the years ended December 31, 2022, 2023 and 2024, respectively. No material impairment loss was recorded for the year ended December 31, 2022. For the year
s
ended December 31, 2023 and 2024, the Group recorded impairment loss es
of RMB819 million and RMB716 million
, respectively
.